10. CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 05, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Convertible note balance		$ 1,104,235	$ 1,486,948
Conversion of debt, amount converted			600,000
Conversion of debt, interest converted			$ 104,709
Conversion of debt, shares issued			4,698,060
Payments on convertible note		$ 12,000	$ 12,000
Gemini Master Fund - Third Amended [Member] | Convertible Notes Payable [Member]
Conversion of debt, amount converted	$ 600,000
Conversion of debt, interest converted	$ 104,709
Conversion of debt, shares issued	4,698,060
Evey Note [Member] | Convertible Notes Payable [Member]
Debt maturity date		Jul. 01, 2019
Payments on convertible note		$ 12,000
Convertible Notes Payable [Member]
Convertible note balance		1,104,235	1,486,948
Debt discount		446,381	175,668
Convertible Notes Payable [Member] | Gemini Master Fund - Third Amended [Member]
Convertible note balance			0	$ 600,000
Convertible Notes Payable [Member] | Evey Note [Member]
Convertible note balance		35,136	62,616
Debt discount		15,480	0
Accrued and unpaid interest		$ 73,382
Interest rate on convertible note		10.00%
Pegasus Note [Member]
Convertible note balance		$ 100,000
Accrued and unpaid interest		90,137
Lender Note [Member]
Convertible note balance			1,500,000
Debt discount			$ 232,768
Warrants issued			2,500,000
Warrants issued fair value			$ 187,142
Beneficial conversion features			$ 66,384
Lender Note [Member] | December Amendment [Member]
Convertible note balance		1,069,099
Debt discount		430,901
Lenders fees recorded as debt discount		30,000
Accrued and unpaid interest		$ 9,094
Debt maturity date		Jun. 30, 2019